Stock-Based Compensation - Schedule of Stock Option Activity (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Shares Remaining Options Outstanding, Beginning balance	12,656,067	6,294,226	6,294,226	757,977
Number of Shares Remaining Options, Granted	80,341	6,361,841	6,361,841	5,536,249
Number of Shares Remaining Options, Forfeited	(4,145,391)
Number of Shares Remaining Options, Exercised
Number of Shares Remaining Options Outstanding, Ending balance	8,591,017		12,656,067	6,294,226
Weighted Average Exercise Price, Outstanding, Beginning	$ 1.62	$ 1.59	$ 1.59	$ 1.59
Weighted Average Exercise Price, Granted	2.05		1.66	1.59
Weighted Average Exercise Price, Forfeited	1.60
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Outstanding, Ending	$ 1.64		$ 1.62	$ 1.59
Weighted Average Life (Years), Outstanding, Beginning	9 years 2 months 16 days		10 years	10 years
Weighted Average Life (Years), Granted	10 years		9 years 11 months 12 days	10 years
Weighted Average Life (Years), Forfeited	8 years 6 months 14 days		0 years
Weighted Average Life (Years), Outstanding. Ending	8 years 26 days		9 years 2 months 16 days	10 years
Intrinsic Value, Outstanding Beginning
Intrinsic Value, Outstanding Ending